As filed with the Securities and Exchange Commission on June 20, 1997

                           1933 Act File No. 33-69460
                           1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 10                       X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 12                                      X

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado              80206
               (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         X        75 days after filing pursuant to paragraph (a)(2)
                  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and intends to file its Rule 24f-2 Notice on or about November 15, 1997, for the fiscal year ended September 30, 1997.

                        BERGER INVESTMENT PORTFOLIO TRUST
                          SHARES OF BENEFICIAL INTEREST
                                ($.01 Par Value)

                   Cross-Reference Sheet Pursuant to Rule 481

I.   Berger Balanced Fund

Item No. and Caption in Form N-1A                     Number of Section

A.   Prospectus

     1.     Cover Page                                Cover Page
     2.     Synopsis                                  Section 1
     3.     Condensed Financial Information           Section 2
     4.     General Description of Registrant         Sections 3, 4, 5 and 16
     5.     Management of the Fund                    Sections 6, 7 and 8
     5A.    Management's Discussion of Fund
            Performance                               Annual Report
     6.     Capital Stock and Other Securities        Sections 15, 16 and 17
     7.     Purchase of Securities Being Offered      Sections 8, 9, 10, 11, 13
                                                      and 14
     8.     Redemption or Repurchase                  Section 12
     9.     Pending Legal Proceedings                 Not Applicable

B.   Statement of Additional Information

     10.    Cover Page                                Cover Page
     11.    Table of Contents                         Table of Contents
     12.    General Information and History           Section 14
     13.    Investment Objectives and Policies        Sections 1 and 2
     14.    Management of the Fund                    Section 3
     15.    Control Persons and Principal Holders
            of Securities                             Sections 3 and 14
     16.    Investment Advisory and Other Services    Sections 3, 4, 5 and 14
     17.    Brokerage Allocation and Other Practices  Sections 1 and 6
     18.    Capital Stock and Other Securities        Section 14
     19.    Purchase, Redemption and Pricing of
            Securities Being Offered                  Sections 7, 8, 10, 11 and
                                                      12
     20.    Tax Status                                Section 9
     21.    Underwriters                              Section 14
     22.    Calculations of Performance Data          Section 13
     23.    Financial Statements                      Financial Statements

                                EXPLANATORY NOTE

        This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

One Prospectus for the Berger Balanced Fund

One Statement of Additional Information for the Berger Balanced Fund

One Part C

        This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect the Prospectus or Statement of Additional Information currently in use for, these other series of the Berger Investment Portfolio Trust: Berger Small Company Growth Fund and Berger New Generation Fund.

                                   PROSPECTUS
                              BERGER BALANCED FUND

         The Berger Balanced Fund (the "Fund") is a no-load, diversified mutual fund. The investment objective of the Fund is capital appreciation and current income. The Fund seeks to achieve this objective by investing in a diversified portfolio of equity and fixed-income securities. The proportion of the Fund's assets invested in each type of security will vary from time to time in accordance with the assessment of the Fund's investment advisor of available investment opportunities and relevant market, financial and economic factors. However, the Fund will have at all times at least 25% of its total assets invested in equity securities and at least 25% invested in fixed-income securities. Normally, equity securities are expected to range from 50% to 75% of the Fund's assets and fixed-income securities are expected to range from 25% to 50%.

         The equity component of the Fund's portfolio emphasizes common stocks of companies with mid-sized to large market capitalizations that the Fund's investment advisor believes have favorable prospects for growth. These stocks generally pay regular dividends, although the Fund may also invest in companies that do not pay regular dividends if, in the advisor's opinion, they offer better prospects for growth. The fixed-income component of the Fund's portfolio consists of a variety of income-producing securities, primarily debt securities of government and corporate issuers, convertible securities and preferred stocks.

         This Prospectus concisely sets forth the information about the Fund that a prospective investor should consider before investing. Investors are advised to retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information for the Fund, dated _________________, 1997, which is incorporated into this Prospectus in its entirety by reference, is available upon request without charge by writing to the Fund at P.O. Box 5005, Denver, CO 80217, or by calling 1-800-333-1001. The Securities and Exchange Commission maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                           Dated _________________, 1997

                                Table of Contents


Section                                                                  Page

1.  Fee Tables............................................................  1

2.  Introduction..........................................................  2

3.  Investment Objectives and Policies and Risk Factors...................  2

4.  Portfolio Turnover....................................................  9

5.  Management and Investment Advice.....................................  10

6.  Expenses of the Fund.................................................  11

7.  Policies of the Fund to Promote Sales of Fund Shares.................  12

8.  How to Purchase Shares in the Fund.................................... 13

9.  How the Net Asset Value Is Determined................................. 15

10.  Open Account System and Share Certificates........................... 16

11.  How to Redeem or Sell Fund Shares.................................... 16

12.  Exchange Privilege and Systematic Withdrawal Plan.................... 19

13.  Tax-Sheltered Retirement Plans....................................... 20

14.  Income Dividends, Capital Gains Distributions and Tax Treatment...... 21

15.  Additional Information............................................... 22

16.  Performance.......................................................... 23

1.  Fee Tables

Shareholder Transaction Expenses

==============================================================================
Maximum Sales Load Imposed on Purchases                                     0%
------------------------------------------------------------------------------
Maximum Sales Load Imposed on Reinvested Dividends                          0%
------------------------------------------------------------------------------
Deferred Sales Load                                                         0%
------------------------------------------------------------------------------
Redemption Fees                                                            0%*
------------------------------------------------------------------------------
Exchange Fee                                                                0%
==============================================================================

* There will be a $10 wire service charge if redemption proceeds are requested by wire.

Annual Fund Operating Expenses (as a percentage of average net assets)

==============================================================================
                                                                     Total
                     Investment                                      Fund
                      Advisory                      Other          Operating
                        Fee        12b-1 Fee       Expenses*         Expenses
------------------------------------------------------------------------------
Berger Balanced        0.__%         0.25%           0.__%            _.__%**
Fund
==============================================================================

* Other Expenses primarily include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

**    Based on estimated expenses for the Fund's first year of operations.

                                    Examples

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

==============================================================================
                                           1 Year                      3 Years
------------------------------------------------------------------------------
Berger Balanced Fund                        $___                        $___
==============================================================================

                  THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                  As a result of the 12b-1 fee paid by the shareholders of the Fund, over time long-term shareholders of the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

                  The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The Fund's expenses are described in greater detail under "Management and Investment Advice," "Expenses of the Fund," and "Policies of the Fund to Promote Sales of Fund Shares."

2.  Introduction

                  The Fund is a mutual fund or, to use the technical name, an open-end, management investment company. The Fund is a "no-load" fund, meaning that a buyer pays no commissions or sales load when buying shares of the Fund, although the shares of the Fund pay certain costs of distributing those shares. See "Policies of the Fund to Promote Sales of Shares."

3.  Investment Objective and Policies and Risk Factors

                  The investment objective of the Fund is capital appreciation and current income. The Fund seeks to achieve this objective by investing in a diversified portfolio of equity and fixed-income securities. The proportion of the Fund's assets invested in each type of security will vary from time to time in accordance with the assessment of the Fund's investment advisor of available investment opportunities and relevant market, financial and economic factors. However, the Fund will have at all times at least 25% of its total assets invested in equity securities and at least 25% invested in fixed-income securities. Normally, equity securities are expected to range from 50% to 75% of the Fund's assets and fixed-income securities are expected to range from 25% to 50%.

                  The equity component of the Fund's portfolio emphasizes common stocks of companies with mid-sized to large market capitalizations that the Fund's investment advisor believes have favorable prospects for growth. Market capitalization is defined as total current market value of a company's outstanding common stock. These stocks generally pay regular dividends, although the Fund may also invest in companies that do not pay regular dividends if, in the advisor's opinion, they offer better prospects for growth.

                  The fixed-income component of the Fund's portfolio consists of a variety of income-producing securities, primarily debt securities of government and corporate issuers, convertible securities and preferred stocks. Up to 10% of the Fund's total assets may be invested in non-convertible debt securities rated lower than investment grade (Ba or lower by Moody's, BB or lower by S&P) or in unrated straight debt securities which the advisor determines are of comparable quality, if the advisor believes that such securities present attractive opportunities. See the Appendix to the Statement of Additional Information for a description of debt security ratings.

                  In general, investment decisions for the Fund are based on a "bottom-up" approach which seeks out successful companies because they are believed to be more apt to become profitable investments. To evaluate a prospective equity investment, the investment advisor analyzes information from various sources, including earnings expectations, fundamental securities valuation factors and industry economic trends, to identify companies which in the advisor's opinion are more likely to have predictable, above average earnings growth and whose securities are reasonably priced, regardless of the company's geographic location. The advisor also takes into account a company's management and its innovations in products and services in evaluating its prospects for continued or future earnings growth. To evaluate a prospective fixed-income investment, the advisor analyzes, among other things, the security's current yield, the current level and anticipated direction of interest rates, the security's structural features, the issuer's creditworthiness and economic factors relative to the issuer's industry.

                  The portions of the Fund invested in equity and fixed-income securities will be a by-product of the "bottom-up" equity selection process. In periods where the advisor believes attractive equity investments are prevalent, the asset allocation will be weighted toward equity securities. In periods where the advisor believes attractive equities are more limited, the asset allocation will shift more toward fixed-income securities. The advisor believes its investment style offers shareholders the opportunity for capital appreciation along with a reasonable level of capital preservation.

                  The Fund's investment objective is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized. Since the shares of the Fund primarily represent an investment in common stocks and other securities, investors should realize that the net asset value of the Fund will reflect changes in the market value of the securities held in the Fund's portfolio, and the value of a Fund share will therefore go up and down.

                  The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without limit when the advisor believes market conditions warrant a temporary defensive position, during which period it may be more difficult for the Fund to achieve its investment objective.

                  The following is additional information about some of the specific types of securities and other instruments in which the Fund may invest:

                  Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential.

                  Debt Securities. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. Debt securities are generally subject to two kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's and S&P), the greater the credit risk the rating service perceives with respect to that security. Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Zeros/Strips. The Fund may invest in zero coupon bonds or in "strips". Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. The Fund will not invest in mortgage-backed or other asset-backed securities.

                  Convertible Securities. The Fund may also purchase securities which are convertible into common stock when the Fund's advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income convertible securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to the special risks described below, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below investment grade by organizations such as Moody's and S&P.

                  High Yield/High Risk Securities. The Fund may invest in nonconvertible and convertible fixed-income securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not invest in any security in default at the time of purchase. In addition, the Fund will not purchase a nonconvertible security rated below investment grade if immediately after such purchase the Fund would have more than 10% of its total assets invested in such securities and will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. Securities rated below investment grade are sometimes referred to as "junk bonds." Unrated debt securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade.

                  Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

                  Securities of Smaller Companies. The Fund may invest in securities of companies with small or medium-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  Foreign Securities. The Fund may invest in both domestic and foreign securities. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, confiscatory taxation or limitations on the removal of funds or other assets of the Fund. Securities of some foreign companies, particularly those of developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling certain foreign securities transactions and the Fund will incur costs in converting foreign currencies into U.S. dollars. The Fund will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of an investment in that country's securities markets in selecting investments in foreign securities.

                  Illiquid Securities. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund may not purchase any security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration.

                  Hedging Transactions. The Fund is authorized to make limited use of certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. Although a hedging transaction may, for example, partially protect the Fund from a decline in the value of a particular security or its portfolio generally, hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Following is a summary of the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time of purchase may be utilized as initial margins for financial futures transactions and premiums for options.

                  Financial futures and forwards are contracts on financial instruments (such as securities, securities indices and foreign currencies) that obligate the holder to take or make future delivery of a specified quantity of the underlying financial instrument. Futures are exchange traded instruments that may be physically settled or settled with cash or by entering into an offsetting transaction, while forwards are privately negotiated and contemplate actual delivery of the underlying financial instrument (usually a foreign currency). An option gives the holder the right, but not the obligation, to purchase or sell something (such as a security or a futures contract) at a specified price at any time until the expiration date. An option on a securities index is similar, except that upon exercise, settlement is made in cash rather than in specific securities. Securities options may be either exchange-traded or privately negotiated, whereas options on futures contracts are always exchange-traded. The Fund may only write call options (that is, issue options that obligate the Fund to deliver if the option is exercised by the holder) that are "covered" and only up to 25% of the Fund's total assets. A call option is considered "covered" if the Fund already owns the security on which the option is written or, in the case of an option written on a securities index, if the Fund owns a portfolio of securities believed likely to substantially replicate movement of the index.

                  Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund will be permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and (f) possible need to defer closing out certain futures or options contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Additional detail concerning the Fund's use of futures, forwards and options and the risks of such investments can be found in the Statement of Additional Information.

                  Repurchase Agreements. The Fund is authorized to invest in repurchase agreements. A repurchase agreement is a means of investing cash for a short period. In a repurchase agreement, a seller (typically a U.S.
commercial bank or recognized U.S. securities dealer) sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Fund will have a total value equal to, or in excess of, the value of the repurchase agreement, and will be held by the Fund's custodian bank until repurchased. These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on the Fund's investment in illiquid and restricted securities.

                  Lending Portfolio Securities. The Fund may lend its portfolio securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Fund's total assets.

Investment Restrictions

                  The Fund has adopted a number of other restrictions on its investments and other activities that may not be changed without shareholder approval. For example, as to 75% of its total assets, the Fund may not purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of the Fund's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities of such issuer.

                  Further, the Fund may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed), and may not make loans (except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies). The Fund may not invest in any one industry more than 25% of the value of its assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, in certain futures, forwards and options as specified in greater detail above and in the Statement of Additional Information.

                  Also, the Fund currently does not intend to make short sales of securities, except short sales of securities which the Fund owns or has the right to acquire at no additional cost (i.e., short sales "against the box"), and does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its total assets are invested in such securities, although these restrictions may be changed without shareholder approval. For more detail about the Fund's investment restrictions, see the Statement of Additional Information.

4.  Portfolio Turnover

                  In pursuit of the Fund's investment objective, the advisor continuously monitors the Fund's investments and makes portfolio changes whenever changes in the market, industry trends or the outlook for any portfolio security indicate to the advisor that the objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management. The annual portfolio turnover rate of the Fund may at times exceed 100%, but is not expected to exceed 200%. Increased portfolio turnover would necessarily result in correspondingly higher brokerage costs for the Fund and may result in the acceleration of net taxable gains.

5.  Management and Investment Advice

                  The trustees of the Fund are responsible for major decisions relating to the Fund's policies and objective. They also oversee the operation of the Fund by its officers and review the investment performance of the Fund on a regular basis.

                  The investment advisor to the Fund is Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206. Berger Associates furnishes continuous advice and recommendations to the Fund regarding securities to be purchased and sold by the Fund. Berger Associates formulates a continuing program for management of the assets of the Fund consistent with the investment objectives and policies established by the trustees of the Fund. Berger Associates also provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and trustees who are interested persons of Berger Associates. Berger Associates also acts as the Fund's administrator and is responsible for such functions as monitoring the Fund's compliance with all applicable federal and state laws.

                  Berger Associates has been in the investment advisory business for over 20 years. It serves as investment advisor or sub-advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors, and had assets under management of more than $3.6 billion as of May 31, 1997. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 87% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.

                  Patrick S. Adams, Senior Vice President of Berger Associates, and John B. Jares, Portfolio Manager with Berger Associates, are co-portfolio managers for the Fund and as such, are responsible for the investments of the Fund, including the day-to-day investment decisions for the Fund. Mr. Adams also serves as President and Mr. Jares serves as Vice President of the Fund.

                  Mr. Adams joined Berger Associates in February 1997, where he serves as portfolio manager for the Berger 100 Fund, co-portfolio manager for the Berger Balanced Fund and the Berger Growth and Income Fund, and portfolio manager for retirement plans and institutional and private investors. Mr. Adams, who has 12 years of experience in the investment management industry, previously served as Senior Vice President with Zurich Kemper Investments, Inc., from June 1996 to January 1997, where he was portfolio manager of the Kemper Growth Fund. Mr. Adams served as Portfolio Manager with Founders Asset Management, Inc., from March 1993 to May 1996, where he managed the Founders Blue Chip Growth Fund and the Founders Balanced Fund. Prior to that, Mr. Adams served in various positions with First of America Investment Corp. for over three years, including as Senior

Portfolio Manager/Senior Analyst from January 1992 to February 1993, during which time he managed the Parkstone Equity Fund.

                  Mr. Jares joined Berger Associates in May 1997, where he serves as Senior Analyst and co-portfolio manager for the Berger Balanced Fund. Mr. Jares, who has 5 years of experience in the investment management industry, previously served with Founders Asset Management, Inc., as a Research Analyst from February 1994 to December 1996, and as co- lead portfolio manager of the Founders Special Fund from January 1997 to May 1997. Prior to that, Mr. Jares worked as a Research Associate with Lipper Analytical Services, Inc., a provider of mutual fund information.

                  Under the Investment Advisory Agreement for the Fund, Berger Associates is compensated for its services to the Fund by the payment of a fee at the annual rate of 0.__% of the average daily net assets of the Fund. Berger Associates has voluntarily agreed to waive its advisory fee to the extent that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed _.__% of the Fund's average daily net assets for that fiscal year.

6.  Expenses of the Fund

                  The Fund has appointed Investors Fiduciary Trust Company ("IFTC") as its recordkeeping and pricing agent to calculate the daily net asset value of the Fund and to perform certain accounting and recordkeeping functions required by the Fund. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the Fund. As noted above, approximately 41% of the outstanding shares of DST are owned by KCSI.

                  For custodian, recordkeeping and pricing services, the Fund pays fees to IFTC based on a percentage of its assets, subject to certain minimums. The Fund also pays a monthly fee based primarily on the number of accounts maintained on behalf of the Fund for transfer agency and dividend disbursing services, which fees are paid by the Fund to IFTC and in turn passed through to DST as sub-agent. In addition, the Fund reimburses IFTC and DST for certain out-of-pocket expenses.

                  The Fund and/or Berger Associates may enter into arrangements with certain organizations (broker-dealers, recordkeepers and administrators) to provide sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services to investors purchasing shares of the Fund through investment programs or pension plans established or serviced by those organizations. The Fund and/or Berger Associates may pay fees to these organizations for their services. Any such fees paid by the Fund will be for services that otherwise would be provided or paid for by the Fund if all the investors who own Fund shares through these organizations were registered record holders of shares in the Fund.

                  The trustees of the Fund have authorized Berger Associates to place portfolio transactions on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

                  In addition, under a separate Administrative Services Agreement with the Fund, Berger Associates performs certain administrative and recordkeeping services not performed by other service providers, including compliance monitoring and the preparation of financial statements and reports to be filed with regulatory authorities. The Fund pays Berger Associates a fee at the annual rate of ____ of 1% (0.__%) of its average daily net assets for such services. The Fund also incurs other expenses, including accounting, administrative and legal expenses.

Distributor

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing Fund shares. See "Policies of the Fund to Promote Sales of Fund Shares" below. The Distributor is a wholly-owned subsidiary of Berger Associates, and certain officers of the Fund are officers or directors of the Distributor.

7.  Policies of the Fund to Promote Sales of Fund Shares

                  The Fund has adopted a 12b-1 plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain costs for the distribution of Fund shares. The Plan provides for the payment to Berger Associates of a 12b-1 fee of .25 of 1% (0.25%) per annum of the Fund's average daily net assets attributable to Fund shares to finance activities primarily intended to result in the sale of Fund shares.

                  The expenses paid by Berger Associates may include, but are not limited to, payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor; payments made to and expenses of other persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information; compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of Fund shares; costs involved in preparing, printing and distributing sales literature for Fund shares; costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of the Fund relating to Fund shares that Berger Associates deems advisable; and such other costs relating to Fund shares as the Trust may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares. Such 12b-1 fee payments are to be made by the Fund to Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by the Fund.

                  From time to time the Fund may engage in activities which jointly promote the sale of the Fund shares and other funds that are or may in the future be advised or administered by Berger Associates, which costs are not readily identifiable as related to any one fund. In such cases, Berger Associates allocates the cost of the activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

                  The current 12b-1 Plan will continue in effect until the end of April 1998, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Fund shares without shareholder approval.

                  The trustees of the Fund have authorized Berger Associates to consider sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In placing portfolio business with such broker-dealers, Berger Associates will seek the best execution of each transaction.

8.  How to Purchase Shares in the Fund

                  (i) Minimum Initial Investment -- $2,000.00. To purchase shares in the Fund, simply complete the application form enclosed with this Prospectus. Then mail it along with a check made payable to "Berger Funds" in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

                  Berger Funds
                  c/o DST Systems, Inc.
                  P.O. Box 419958
                  Kansas City, MO  64141

A confirmation indicating the details of the transaction will be sent to you promptly. Unless you specify full shares only, the purchase will be made in full and fractional shares calculated to three decimal places.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases shares directly from the Fund as described above.

                  The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the order is received by the Fund's transfer agent, sub-transfer agent or any other authorized agent of the Fund.

                  (ii) Minimum Subsequent Investments -- $50.00. Shareholders may, at any time, purchase additional shares subject to a minimum investment of $50.00. A check made payable to "Berger Funds" in the amount to be invested, should be sent to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. Please be sure to give your name and account number. You will receive a confirmation of every transaction.

                  (iii) Automatic Investment Plan. By completing the Automatic Investment Plan section of the application, you may authorize the Fund to debit your bank account for the periodic purchase of shares on or about the 5th or 20th day of each month. Automatic investments are subject to the minimum initial investment of $2,000, a minimum investment of $50.00 per month and are unrestricted as to the permitted maximum. You will receive confirmation of automatic investments after the end of each calendar quarter.

                  (iv) Telephone and On-line Investments. The Fund will, at its discretion, accept purchase orders from existing shareholders by telephone, or via their personal computer, through on-line service providers or other on-line access points approved by the Fund, although not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone or on-line purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered on-line must be made by electronic funds transfer. Payment for shares ordered by telephone must be received by the Fund's transfer agent within three business days after acceptance of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment by wire or by overnight delivery. If payment is not received on time, the Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. Telephone and on-line purchase orders may not exceed four times the value of an account on the date the order is placed (shares previously purchased by telephone or on-line are included in computing such value only if payment has been received). See "How to Redeem or Sell Fund Shares - Telephone and On-line Redemptions" for procedures for telephone transactions.

                  (v) Payment and Terms of Offering. Payment for shares purchased should be made by check or money order drawn on a United States bank and made payable to the Berger Funds. Checks not made payable to the Berger Funds, the account registrant, transfer agent or retirement account custodian will not be accepted. Alternatively, payment for shares purchased by telephone may be made by wire or electronic funds transfer from the investor's bank to DST Systems, Inc. Shares purchased on-line must be paid for by electronic funds transfer. Please call 1-800-551-5849 for current wire or electronic funds transfer instructions. The Fund will not accept purchases by cash or credit card or checks drawn on foreign banks unless provision is made for payment through a U.S. bank in U.S. dollars.

                  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial or subsequent investments or to increase minimum investment or account balance requirements following notice. No application to purchase shares is binding on the Fund until accepted in writing.

9.  How the Net Asset Value Is Determined

                  The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open.

                  The per share net asset value of the Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value.

                  Since the Fund does not impose any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of the Fund.

10.  Open Account System and Share Certificates

                  Unless otherwise directed, all investor accounts are maintained on a book-entry basis. Share certificates will not be issued unless requested by the shareholder. Shares purchased by dividend reinvestment or under an Automatic Investment Plan, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

11.  How To Redeem or Sell Fund Shares

                  (i) Share Redemptions by Mail. The Fund will buy back (redeem), at current net asset value, all shares offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of all required documents by the Fund's transfer agent, sub-transfer agent or other authorized agent of the Fund. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. Shareholders who purchased their shares directly from the Fund may redeem all or part of their shares in the Fund by sending a written request to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed. If a share certificate has been issued, the certificate, properly endorsed by the registered owner, must be submitted with the written redemption request.

                  The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: exceeds $100,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A notary public is not an acceptable guarantor. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners, (i) on the written request for redemption which clearly identifies the account and the number of shares to be redeemed,
(ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or

(iii) on any share certificates tendered for redemption. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.

                   Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. If there is doubt as to what additional documents are required, please write the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call DST at 1-800-551-5849.

                  (ii) Telephone and On-line Redemptions. All shareholders have Telephone and On-line Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. Shareholders may redeem shares by telephone or, via their personal computer, through on-line service providers or other on-line access points approved by the Fund. The telephone and on-line redemption option is not available for shares held in retirement accounts sponsored by the Fund. Telephone redemption requests may be made by calling DST Systems, Inc., at 1-800-551-5849. To receive the net asset value for a specific day, a redemption request must be received before the close of the New York Stock Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone or on-line, if the redemption: exceeds $100,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record; or the shares are represented by share certificates issued to the shareholder.

                  All telephone and on-line transactions are recorded and written confirmations indicating the details of all telephone and on-line transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone or on-line transaction, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone or on-line may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent or investment advisor assume responsibility for the authenticity of instructions communicated by telephone or on-line which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its transfer agent, may be liable for losses resulting from unauthorized or fraudulent telephone or on-line instructions in the event these procedures are not followed.

                  In times of extreme economic or market conditions, redeeming shares by telephone or on-line may be difficult. The Fund may terminate or modify the procedures concerning the telephone or on-line redemption and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. Berger Associates may, at its own risk, waive certain of these redemption requirements.

                  (iii) Payment for Redeemed Shares. Payment for shares redeemed upon written request will be made by check and generally will be mailed within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone or on-line will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within three business days following the date of the request for redemption.

                  A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the predesignated bank of record by providing the Fund with written, signature guaranteed instructions. Wire and electronic funds transfers are subject to a $1,000 minimum and a $100,000 maximum limitation. Redemption proceeds paid by wire transfer generally will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. There is a $10 fee for each wire payment for shares redeemed by the Fund. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for electronic funds transfer of proceeds from the redemption of Fund shares.

                  A shareholder may also request that payment for redeemed shares of a Berger Cash Account Trust portfolio be made by wire or electronic funds transfer and should review the Berger Cash Account Trust portfolio prospectus for procedures and charges applicable to redemptions by wire and electronic funds transfers. See below under "Exchange Privilege and Systematic Withdrawal Plan" for more information concerning the Berger Cash Account Trust portfolios.

                  Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks), electronic funds transfer or through the Automatic Investment Program if the redemption request is made within 15 days after the date of purchase. In those situations, the redemption check will be mailed within 15 days after the transfer agent's receipt of the purchase instrument, provided that it has not been dishonored or cancelled during that time. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone or on-line order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

                  (iv) Redemptions by the Fund. As a means of reducing its expenses, the Fund is authorized to redeem involuntarily all shares held in accounts with a value of less than $2,000.

Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption by the Fund after only a small redemption has been made by the shareholder. At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account. If such amount is not added to the account, the shares will be subject to redemption at the per share net asset value next determined after the 60th day following the notice. A check for the proceeds will be sent to the shareholder unless a share certificate has been issued, in which case payment will be made upon surrender of the certificate.

12.  Exchange Privilege and Systematic Withdrawal Plan

                  (i) Exchanges. By telephoning the Fund at 1-800-551-5849, or writing to the Fund at P.O. Box 419958, Kansas City, MO 64141, or, via their personal computer through on-line service providers or other on-line access points approved by the Fund, any shareholder may exchange, without charge, any or all of the shareholder's shares in the Fund for shares of any of the other publicly available Berger Funds, or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Berger Cash Account Trust (the "Berger CAT Portfolios"), separately managed, unaffiliated money market funds. Exchanges may be made only if the Berger Fund or Berger CAT Portfolio with which you wish to exchange your shares is eligible for sale in your state of residence. The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of any such Berger CAT Portfolio by any of the Berger Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

                  It is your responsibility to obtain and read a prospectus of the Berger Fund or Berger CAT Portfolio into which you are exchanging. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the Berger Fund or Berger CAT Portfolio being purchased. You may make up to four exchanges out of the Fund during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. There currently is no limit on exchanges out of the three Berger CAT Portfolios. In times of extreme economic or market conditions, exchanging Fund or Berger CAT Portfolio shares by telephone or on-line may be difficult. See "How to Redeem or Sell Fund Shares - Telephone and On-line Redemptions" for procedures for telephone and on-line transactions.

                  Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter, call or on-line order must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into a Berger CAT Portfolio. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

                  All exchanges are subject to the minimum and subsequent investment requirements of the fund or Berger CAT Portfolio into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund nor the Berger CAT Portfolios, or their transfer agents or advisors assume responsibility for the authenticity of exchange instructions communicated in writing or by telephone or on-line which are believed to be genuine. See "How to Redeem or Sell Fund Shares - Telephone and On-line Redemptions" for procedures for telephone and on-line transactions. All shareholders have Telephone and On-line Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

                  (ii) Systematic Withdrawal Plan. A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum, minimum of $50, will be paid to the shareholder monthly, quarterly, semiannually or annually. You will receive confirmation of systematic withdrawals after the end of each calendar quarter.

                  For more information regarding the Systematic Withdrawal Plan and forms to open such accounts, please write to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

13.  Tax-Sheltered Retirement Plans

                  The Fund offers several tax-qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis.

                  The Fund offers both a profit-sharing plan and a money purchase pension plan for employers and self-employed persons. Contributions to these plans are tax-deductible and earnings are tax-exempt until distributed. Under the profit-sharing plan, the employer or self-employed person can adjust their contributions from year to year. Under the money purchase pension plan, the employer or self-employed person must commit to a contribution each year. When these plans are adopted by self-employed persons, they are sometimes referred to as Keogh or HR 10 plans.

                  The Fund also offers an Individual Retirement Account ("IRA"). Individuals who have compensation, but who are either not covered by existing qualified retirement plans and do not have spouses covered by such plans, or do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans or have spouses covered by such plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for Federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

                  The Fund also offers a 403(b) Custodial Account. Employees of certain tax-exempt organizations and public schools may contribute tax-deductible dollars to these accounts, on which earnings are tax-exempt until distributed.

                  In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account or a 403(b) Custodial Account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-800- 333-1001. Trustees for existing 401(k) or other plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

14.  Income Dividends, Capital Gains Distributions and Tax Treatment

                  The Fund intends to declare dividends representing net investment income four times annually, generally in the months of March, June, September and December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

                  The Fund has elected and intends to maintain its qualification to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If it so qualifies and meets certain minimum distribution requirements, the Fund generally will not be liable for Federal income tax on the amount of its earnings that are timely distributed. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

                  All dividends and capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Berger Funds at 1-800-551-5849 or by written request to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

                  The Fund will inform its shareholders of the amount and nature of such income or gains resulting from their investment in the Fund. Dividends declared and payable to shareholders of record on a specified date in December will be deemed to have been received by shareholders on December 31 for tax purposes if paid during January the following year. Dividends paid by the Fund from net investment income and distributions from net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is exempt from Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

                  At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

                  Some shareholders may be subject to 31% "backup withholding" on dividends, capital gains distributions and redemption payments made by the Fund. Backup withholding generally will apply to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

                  The foregoing is only a brief summary of the Federal income tax considerations affecting the Fund and its shareholders. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situation.

15.  Additional Information

                  The Fund is a separate series or portfolio established under the Berger Investment Portfolio Trust, a Delaware business trust. The Fund was established on ______________, 1997. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios, which may be divided into classes. Currently, the Fund is one of three series established under the Trust, although others may be added in the future. Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  Shareholders owning a particular series or class of shares of the Fund will vote separately on matters relating to that series or class, although they will vote together and along with the shareholders of other series and classes of the Fund in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.

                  The Fund's transfer agent and dividend disbursing agent is Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105. IFTC has engaged DST Systems, Inc., as sub-agent to provide transfer agency and dividend disbursing services for the Fund. Accordingly, the address and telephone number for DST Systems, Inc., set forth in this Prospectus should be used for correspondence with the Fund's transfer agent.

16.  Performance

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Russell 2000 Value Index, the Standard & Poor's 600 Small Cap Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index or the Lehman Brothers Intermediate Term Government/Corporate Bond Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  Any performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Shareholders with questions should write to the Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-333-1001.

                              BERGER BALANCED FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                      SHAREHOLDER SERVICES: 1-800-551-5849

                    This Statement of Additional Information about the Berger Balanced Fund (the "Fund") is not a prospectus. It should be read in conjunction with the Prospectus describing the shares of the Fund, dated
_____________________, 1997, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333- 1001.

                    The Fund is a no-load, diversified mutual fund. The investment objective of the Fund is capital appreciation and current income. The Fund seeks to achieve this objective by investing in a diversified portfolio of equity and fixed-income securities. The proportion of the Fund's assets invested in each type of security will vary from time to time in accordance with the assessment of the Fund's investment advisor of available investment opportunities and relevant market, financial and economic factors. However, the Fund will have at all times at least 25% of its total assets invested in equity securities and at least 25% invested in fixed-income securities. Normally, equity securities are expected to range from 50% to 75% of the Fund's assets and fixed-income securities are expected to range from 25% to 50%.

                    The equity component of the Fund's portfolio emphasizes common stocks of companies with mid-sized to large market capitalizations that the Fund's investment advisor believes have favorable prospects for growth. These stocks generally pay regular dividends, although the Fund may also invest in companies that do not pay regular dividends if, in the advisor's opinion, they offer better prospects for growth. The fixed-income component of the Fund's portfolio consists of a variety of income-producing securities, primarily debt securities of government and corporate issuers, convertible securities and preferred stocks.




                                               ______________________, 1997

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                         Cross-References to
                                                         Related Disclosures
                  Table of Contents                      in Prospectus

                  Introduction                               Section  3

      1.          Portfolio Policies of the Fund             Section  3, 4, 5

      2.          Investment Restrictions                    Section  4

      3.          Management of the Fund                     Section  6

      4.          Investment Advisor                         Section  6

      5.          Expenses of the Fund                       Section  7, 8

      6.          Brokerage Policy                           Section  8

      7.          How to Purchase Shares in                  Section  9
                  the Fund

      8.          How the Net Asset Value is                 Section 10
                  Determined

      9.          Income Dividends, Capital Gains            Section 15
                  Distributions and Tax Treatment

     10.          Suspension of Redemption Rights            Section 12

     11.          Tax-Sheltered Retirement Plans             Section 14

     12.          Special Purchase and Exchange Plans        Section 13

     13.          Performance Information                    Section 17

     14.          Additional Information                     Section 16

                  Financial Statements

                                  INTRODUCTION

                  The Berger Balanced Fund (the "Fund") is a mutual fund, or to use a more technical term, a diversified open-end, management investment company. The Fund's investment objective is capital appreciation and current income.

1.                Portfolio Policies of the Fund

                  The Prospectus discusses the investment objective of the Fund and the policies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  High-Yield/High-Risk Securities. The Fund may invest in nonconvertible and convertible fixed-income securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not invest in any security in default at the time of purchase. In addition, the Fund will not purchase a nonconvertible security rated below investment grade if immediately after such purchase the Fund would have more than 10% of its total assets invested in such securities and will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

                  Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

                  Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings.

Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

                  Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

                  Repurchase Agreements. As discussed in the Prospectus, the Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Although these risks are acknowledged, it is expected that they can be controlled through careful monitoring procedures.

                  Unseasoned Issuers. The Fund may invest to a limited degree in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies and involve the risks and price volatility associated with smaller companies. The Fund may invest up to 5% of its total assets in securities of unseasoned issuers.

                  Illiquid and Restricted Securities. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  Lending of Securities. As discussed in the Prospectus, the Fund may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that
(a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Short Sales. The Fund currently only intends to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                  When-Issued and Delayed Delivery Securities. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When- issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  Hedging Transactions. As described in the Prospectus, the Fund is authorized to make limited use of certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets. The following information should be read in conjunction with the information concerning the Fund's use of futures, forwards and options and the risks of such instruments contained in the Prospectus.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell a foreign currency whose performance is expected to replicate the performance of the currency being hedged if the portfolio manager believes there is a high degree of correlation between movements in the two currencies ("cross-hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%, but is not expected to exceed 200%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. Investment changes will be made whenever the advisor deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Increased portfolio turnover would necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions. The Fund's brokerage policy is discussed further under Section 6 Brokerage Policy, and additional information concerning income taxes is located under Section 15 Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                Investment Restrictions

                  The Fund has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S.
government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The nonfundamental investment restrictions include the following:

                  1. The Fund may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

                  2. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  3. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  4. The Fund may not invest in companies for the purposes of exercising control of management.

                  5. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  6. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  7. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  8. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

                  9. The Fund's investments in warrants valued at the lower of cost or market may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

3.                Management of the Fund

                  The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

*     GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO
           80206, age 55.  President and a trustee of Berger Omni
           Investment Trust and Berger Investment Portfolio Trust, and
           President and a director of Berger 100 Fund and Berger Growth and Income Fund, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. A Vice President of DST Systems, Inc. (data processing) since July 1995. Director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer) since March 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

*     PATRICK S. ADAMS, 210 University Boulevard, Suite 900, Denver,
           CO 80206, age 36. President and co-portfolio manager of the Berger Balanced Fund since its inception in _______________, 1997. Executive Vice President and portfolio manager of the Berger 100 Fund and Executive Vice President and co-portfolio manager of the Berger Growth and Income Fund since February 1997. President and portfolio manager of the Berger IPT - 100 Fund and President and co-portfolio manager of the Berger IPT - Growth and Income Fund since February 1997. Senior Vice President of Berger Associates since February 1997. Formerly, Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments, Inc., Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc., and Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993 with First of America Investment Corp.

*     JOHN B. JARES, 210 University Boulevard, Suite 900, Denver,
           CO 80206, age 31. Vice President and co-portfolio manager of the Berger Balanced Fund since its inception in _______________ 1997. Portfolio Manager with Berger
           Associates since May 1997.  Formerly, Research Analyst
           (February 1994 to December 1996) and Co-Lead Portfolio
           Manager (January 1997 to May 1997) with Founders Asset
           Management, Inc., and Research Associate with Lipper
           Analytical Services, Inc. from October 1992 to February 1994.

      DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO 80110, age 69. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*     WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900,
           Denver, CO 80206, age 72. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997.
           Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

      LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 72.
           President, Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

      KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age
           52. Managing Principal, Sovereign Financial Services, L.L.C. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

      LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age
           70. Associate, University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners (1989-1995), and Vice President and Economist (1983-1988) and Consulting Economist (1989) for First Interstate Bank of Denver. Ph.D. in Economics (Harvard University). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

      PAUL R. KNAPP, 33 North LaSalle Street, Suite 1920, Chicago, IL 60602, age
           52. Since 1991, Director, Chairman, President and Chief Executive Officer of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions) and Catalyst Consulting (international financial institutions business consulting firm). Formerly (1988-1991), Director, President and Chief Executive Officer of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger

           Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

      HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO 80202, age
           64. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

      MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 60. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

      WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO 80135, age 69. President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*     KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver,
           CO 80206, age 42. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995, of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996, and of Berger Omni Investment Trust since February 1997. Also, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates since September 1991 and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and Financial Consultant with Merrill

           Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October
           1989).
----------------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Fund's advisor.

                   The trustees of the Fund have adopted a trustee retirement age of 75 years.

Trustee Compensation

                   The officers of the Fund receive no compensation from the Fund. However, directors and trustees of the Berger Funds who are not interested persons of Berger Associates are compensated for their services according to a fee schedule, allocated among the funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                   Set forth below is information regarding compensation paid or accrued during the fiscal year ended September 30, 1996, for each trustee of the Berger Investment Portfolio Trust.

================================================================================
            NAME AND POSITION             AGGREGATE              AGGREGATE
            WITH BERGER FUNDS         COMPENSATION FROM       COMPENSATION(1)
                                          THE FUND                 FROM
                                                            ALL BERGER FUNDS(2)
--------------------------------------------------------------------------------
Dennis E. Baldwin(3)                         $0*                  $45,000
--------------------------------------------------------------------------------
William M.B.                                 $0*                  $     0
Berger(3),(5)
--------------------------------------------------------------------------------
Louis R. Bindner(3)                          $0*                  $36,000
--------------------------------------------------------------------------------
Katherine A.                                 $0*                  $43,500
Cattanach(3)
--------------------------------------------------------------------------------
Lucy Black                                   $0*                  $36,000
Creighton(3)
--------------------------------------------------------------------------------
Paul R. Knapp(3)                             $0*                  $45,000
--------------------------------------------------------------------------------
Gerard M. Lavin(4),(5)                       $0*                  $     0
--------------------------------------------------------------------------------
Harry T. Lewis(3)                            $0*                  $40,500
--------------------------------------------------------------------------------
Michael Owen(3)                              $0*                  $55,000
--------------------------------------------------------------------------------
William Sinclaire(3)                         $0*                  $34,500
================================================================================

* The Fund was not established until _________________, 1997, and accordingly the trustees of the Fund did not receive any compensation from the Fund during the fiscal year ended September 30, 1996.

(1) Trustees who are not interested persons of Berger Associates received as a group trustees' compensation (excluding reimbursement of expenses) from Berger Investment Portfolio Trust of approximately $80,742 during the fiscal year ended September 30, 1996.

(2) Includes Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust (three funds), Berger Institutional Products Trust (four funds), Berger/BIAM Worldwide Portfolios Trust (one fund) and Berger/BIAM Worldwide Funds Trust (three funds). Berger Omni Investment Trust (one fund) was added to the Berger Funds in February 1997.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

(4) Trustee of Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

(5) Interested person of the Fund or the Fund's advisor.

                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.

                   As of _______________________, 1997, the current officers and trustees of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of the Fund.

4.                 Investment Advisor

Investment Advisor

                   The investment advisor to the Fund is Berger Associates, Inc. (the "Advisor" or "Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Advisor is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Advisor also acts as the Fund's administrator and is responsible for such functions as monitoring the Fund's compliance with all applicable federal and state laws.

                   The Advisor has been in the investment advisory business for over 20 years. It serves as investment advisor or sub-advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors, and has assets under management of more than $3.6 billion as of May 31, 1997. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 87% of the outstanding shares of the Advisor. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.

Investment Advisory Agreement

                   Under the Investment Advisory Agreement between the Advisor and the Fund, the Advisor is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Under the Investment Advisory Agreement, the Advisor is compensated for its services to the Fund by the payment of a fee at the annual rate of 0.__% of the average daily net assets of the Fund.

                   The Fund's investment advisor has voluntarily agreed to waive its advisory fee to the extent that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed _.__% of the Fund's average daily net assets for that fiscal year.

                   The Investment Advisory Agreement will continue in effect until April 1999, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

Trade Allocations

                   Investment decisions for the Fund and other accounts advised by the Advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Fund and one or more such accounts. If the Fund and other accounts advised by the Advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Fund and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the Advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

Restrictions on Personal Trading

                   Berger Associates permits its directors, officers, employees and other access persons (as defined below) of Berger Associates ("covered persons") to purchase and sell securities for their own accounts in accordance with provisions governing personal investing in Berger Associates' Code of Ethics. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or Berger Associates' other advisory clients. Directors and officers of Berger Associates (including those who also serve as trustees of the Fund), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

                   In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' Code. Those covered persons also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by Berger Associates and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of directors.

5.                 Expenses of the Fund

                   Under the Investment Advisory Agreement, the Fund has agreed to compensate Berger Associates for its investment advisory services to the Fund by the payment of a fee at the annual rate of .__ of 1% (0.__%) of the average daily net assets of the Fund. The fee is accrued daily and payable monthly. Berger Associates has voluntarily agreed to waive its advisory fee to the extent that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed _.__% of the Fund's average daily net assets for that fiscal year.

                   The Fund pays all of its expenses not assumed by Berger Associates, which normally would include, but not be limited to, investment advisor fees, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

                   The Fund has adopted a 12b-1 plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of .25 of 1% (0.25%) per annum of the Fund's average daily net assets represented by Fund shares to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates may include payments made to the Fund's distributor in connection with the distribution of the Fund shares, costs of preparing, printing and mailing prospectuses to other than existing shareholders, as well as promotional expenses directed at increasing the sale of Fund shares.

                   The 12b-1 Plan for the Fund came into effect on ______________, 1997, when the Fund commenced offering its shares. A further discussion of the Plan is contained in Section 7 of the Prospectus.

                   The Fund has appointed Investors Fiduciary Trust Company ("IFTC") as its recordkeeping and pricing agent. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the Fund. As noted in the previous section, approximately 41% of the outstanding shares of DST are owned by KCSI. The addresses and telephone numbers for DST set forth in the Prospectus and this Statement of Additional Information should be used for correspondence with the transfer agent.

                   As recordkeeping and pricing agent, IFTC calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

                   IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                   As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Fund at an annual rate of $15.65 per open Fund shareholder account, subject to scheduled increases, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent. All of IFTC's fees are subject to reduction pursuant to an agreed upon formula for certain earnings credits on the cash balances of the Fund.

                   The trustees of the Fund have authorized Berger Associates to place portfolio transactions on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6 Brokerage Policy for further information.

                   The Fund and Berger Associates have entered into arrangements with certain organizations (broker-dealers, recordkeepers and administrators) to provide sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services to investors purchasing shares of the Fund through investment programs or pension plans established or serviced by those organizations. The Fund and/or Berger Associates may pay fees to these organizations for their services. Any such fees paid by the Fund will be for services that otherwise would be provided or paid for by the Fund if all the investors who own Fund shares through these organizations were registered record holders of shares in the Fund.

                   In addition, under a separate Administrative Services Agreement with respect to the Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by IFTC, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The Fund pays Berger Associates a fee at an annual rate of _____ of 1% (0.__%) of its average daily net assets for such services. Those fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

Distributor

                   The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Blvd., Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing Fund shares.

6.                Brokerage Policy

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger Associates is directed to place the portfolio transactions of the Fund. Berger Associates is required to report on the placement of brokerage business to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The Investment Advisory Agreement between the Fund and Berger Associates authorizes and directs Berger Associates to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes Berger Associates to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Berger Associates determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of Berger Associates.

                  In accordance with this provision of the Agreement, Berger Associates places portfolio brokerage business of the Fund with brokers who provide useful research services to Berger Associates. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger Associates may be apprised of current developments in the above-mentioned factors.

                  The research services received from brokers are often helpful to Berger Associates in performing its investment advisory responsibilities to the Fund, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of Berger Associates' advisory personnel to analyze and evaluate the securities in which the Fund invests. The research services obtained as a result of the Fund's brokerage business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering investment advice to the Fund. Although such research services may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger Associates from the Fund be reduced as a result of the availability of such research services from brokers.

                  The trustees of the Fund have authorized Berger Associates to place portfolio transactions on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. To date, the trustees have not authorized Berger Associates to place the Fund's brokerage with any other broker or dealer affiliated with Berger Associates.

7.                How To Purchase Shares In the Fund

                  Minimum Initial Investment                         $2,000.00
                  Minimum Subsequent Investment                        $ 50.00

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Fund in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

                  Berger Funds
                  c/o DST Systems, Inc.
                  P.O. Box 419958
                  Kansas City, MO  64141

                  If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Fund at 1-800-551-5849 or via personal computer through on-line service providers or other on-line access points approved by the Fund, and remitting payment to DST Systems, Inc. Payment for shares ordered on-line must be made by electronic funds transfer. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment by wire or by overnight delivery.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

8.                How The Net Asset Value Is Determined

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

9.                Income Dividends, Capital Gains
                  Distributions and Tax Treatment

                  It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code and to distribute to its investors all or substantially all of its taxable income as defined in the Code. The Fund met the requirements for the last fiscal year end, and intends to meet them in the future. If the Fund meets the Subchapter M requirements, it generally is not liable for Federal income taxes to the extent its earnings are distributed. Qualification as a regulated investment company under the Internal Revenue Code does not, however, involve any federal supervision of management or of the investment practices or policies of the Fund. If the Fund distributes annually less than 98% of its income and gain, it will be subject to a nondeductible excise tax equal to 4% of the shortfall.

                  Advice as to the tax status of each year's dividends and distributions will be mailed annually to the shareholders of the Fund. Dividends paid by the Fund from net investment income and distributions from the Fund's net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is exempt from Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

                  Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Fund will be treated as expenses of the Fund. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

                  If the amount of the Fund's distributions for a taxable year exceeds the Fund's tax earnings and profits available for distribution, all or portion or the distributions may be treated as a return of capital or as capital gains. In the event a distribution is treated as a return of capital, the shareholder's basis in his or her Fund shares will be reduced to the extent the distribution is so treated.

                  At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

10.               Suspension of Redemption Rights

                  The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               Tax-Sheltered Retirement Plans

                  The Fund offers a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans by accumulating shares of the Fund with tax-deductible dollars.

Profit-Sharing and Money Purchase Pension Plans

                  Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

                  If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your and your employees' compensation or earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

                  If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. IFTC serves as trustee of the Plan, for which it charges an annual trustee's fee of $12 for each Fund or Berger Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Fund or the Berger Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.
                  Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA).

Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under Federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended.

                  In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

Individual Retirement Account (IRA)

                  If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you have a nonemployed spouse (or if your spouse elects to be treated as having no compensation), you may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account). If neither you nor your spouse are covered by an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, and your income exceeds the applicable amounts, your IRA contributions are not deductible for Federal income tax purposes. However, whether your contributions are deductible or not, the income and capital gains on your IRA are not taxed until the account is distributed.

                  If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee of $12 per Fund or Berger Cash Account Trust Money Market Portfolio in which the IRA is invested.

                  Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended.

                  In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

403(b) Custodial Accounts

                  If you are employed by a public school system or certain tax-exempt organizations such as private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

                  Your employer will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to Federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains in the account are tax-free until withdrawn.

                  Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended.

                  Individuals who wish to purchase shares of the Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Fund. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee of $12 per Fund in which the participant's account is invested.

                  In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1- 800-333-1001.

12.               Exchange Privilege and Systematic Withdrawal Plan

                  A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.
                  To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of each month.

                  Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

                  The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

                  Any shareholder may exchange any or all of the shareholder's shares in the Fund for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Berger Cash Account Trust ("Berger CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other fund or Berger CAT Portfolio. The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of any such Berger CAT Portfolio by any of the funds or Berger Associates. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., via a personal computer through on-line service providers or other on-line access points approved by the Fund, or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Fund or Berger CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               Performance Information

                  The Prospectus contains a brief description of how total return is calculated.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

14.               Additional Information

                  The Fund is a separate portfolio established on __________________, 1997, under the Berger Investment Portfolio Trust, a Delaware business trust established under the Delaware Business Trust Act. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios, which may be divided into classes. Currently, the Fund is one of three portfolios established under the Trust, although others may be added in the future.

                  Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

                  Shares of the Fund have no preemptive rights, and since the Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Insofar as the management of the Fund is aware, as of __________________, 1997, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund.

Distribution

                  The Distributor is the principal underwriter of the Fund's shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 1999, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment

Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

Other Information

                  Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Fund.

                  Price Waterhouse, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Fund for the fiscal year ended September 30, 1997.

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                                   APPENDIX A

Corporate Bond Ratings

                  The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

Key to Moody's Corporate Ratings

                  Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

                  B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
                  C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Key to Standard & Poor's Corporate Ratings

                  AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC and C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

                  C1-The rating C1 is reserved for income bonds on which no interest is being paid.

                  D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  Plus (+) or Minus (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:

                  (a)      Financial Statements.

                  In Part A of the Registration Statement (Prospectus):

                  None

                  In Part B of the Registration Statement (Statement of Additional Information):

                  None

                  In Part C of the Registration Statement:

                  None.

                  (b)      Exhibits.

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25.            Persons Controlled by or Under Common Control With
                    Registrant

                    None.

Item 26.            Number of Holders of Securities

                    The number of record holders of shares of beneficial interest in the Registrant as of June 12, 1997, was as follows:

                           (1)                                  (2)

                                                             Number of
                    Title of Class                        Record Holders

                    Shares of Beneficial                     125,837
                    Interest in Berger Small
                    Company Growth Fund

                    Shares of Beneficial                      26,526
                    Interest in Berger New
                    Generation Fund

                    Shares of Beneficial                         -0-
                    Interest in Berger
                    Balanced Fund

Item 27.            Indemnification

                    Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28.            Business and Other Connections of Investment Adviser

                    The business of Berger Associates, Inc., the investment adviser of the Fund, is described in the Prospectus in Section 5 and in the Statement of Additional Information in Section 3 which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated February 28, 1997), which information from such schedules is incorporated herein by reference.

Item 29.            Principal Underwriters

                    (a) Investment companies (other than the Fund) for which the Registrant's principal underwriter also acts as principal underwriter:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund

--Berger IPT - Growth and Income Fund --Berger IPT - Small Company Growth Fund --Berger/BIAM IPT - International Fund Berger/BIAM Worldwide Funds Trust --Berger/BIAM International Fund --Berger/BIAM International Institutional Fund --Berger/BIAM International CORE Fund

                    (b) For Berger Distributors, Inc.:

================================================================================
              Name            Positions and          Positions and
                              Offices with           Offices with
                              Underwriter            Registrant
--------------------------------------------------------------------------------
Craig D. Cloyed          President and               Vice President
                         Director
--------------------------------------------------------------------------------
David G. Mertens         Vice President and          None
                         Director
--------------------------------------------------------------------------------
David J. Schultz         Chief  Financial            Assistant Treasurer
                         Officer
--------------------------------------------------------------------------------
Brian S. Ferrie          Chief Compliance            None
                         Officer
--------------------------------------------------------------------------------
Kevin R. Fay             Director                    Vice President,
                                                     Secretary and
                                                     Treasurer
================================================================================

                    The principal business address of Mr. Mertens is 1850 Parkway Place, Suite 420, Marietta, GA 30067. The principal business address of each of the other persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

                    (c) Not applicable.

Item 30.            Location of Accounts and Records

                    The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

                    (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th

                             Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

Item 31.            Management Services

                    The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 6 of the Prospectus and Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreement entered into between the Registrant and Berger Associates, Inc., investment adviser to the Registrant.

Item 32.            Undertakings

                    (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                    (b) Registrant hereby undertakes to file a post-effective amendment, containing reasonably current financial statements relating to the Berger Balanced Fund (which need not be certified) within four to six months of the later of the effective date of this amendment to the Registration Statement or commencement of operations of such Fund.

                    (c) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant and facilitating shareholder communications related to such meetings:

                    1. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

                    2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the Trustees a form of communication and request which they wish to transmit, the Trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

                    3. If the Trustees elect to follow the course specified in clause (ii), above, the Trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the Trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                    4. If the Commission enters an order either refusing to sustain any of the Trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the Trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

                                   SIGNATURES

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 20th day of June, 1997.

                                         BERGER INVESTMENT PORTFOLIO TRUST
                                         (Registrant)

                                      By /s/ Gerard M. Lavin
                                         Name:  Gerard M. Lavin
                                         Title: President

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 Signature                      Title                       Date


Gerard M. Lavin         President (Principal            June 20, 1997
Gerard M. Lavin         Executive Officer)
                        and Director

Kevin R. Fay            Vice President,                 June 20, 1997
Kevin R. Fay            Secretary and Treasurer
                        (Principal Financial
                        and Accounting Officer)


/s/ Dennis E. Baldwin          Trustee                  June 20, 1997
Dennis E. Baldwin*


/s/ William M.B. Berger        Trustee                  June 20, 1997
William M.B. Berger*


/s/ Louis R. Bindner           Trustee                  June 20, 1997
Louis R. Bindner*


/s/ Katherine A. Cattanach     Trustee                  June 20, 1997
Katherine A. Cattanach*


/s/ Lucy Black Creighton       Trustee                  June 20, 1997
Lucy Black Creighton*

/s/ Paul R. Knapp              Trustee                  June 20, 1997
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.        Trustee                  June 20, 1997
Harry T. Lewis, Jr.*


/s/ Michael Owen               Trustee                  June 20, 1997
Michael Owen*


/s/ William Sinclaire          Trustee                  June 20, 1997
William Sinclaire*


Kevin R. Fay
*By Kevin R. Fay
    Attorney-in-Fact

                                  EXHIBIT INDEX

N-1A                           EDGAR
Exhibit                        Exhibit
No.                            No.                Name of Exhibit
-------------                 ----------         --------------------------

(1)     Exhibit       1                          Trust Instrument
(1)     Exhibit       2                          Bylaws
        Exhibit       3                          Not applicable
        Exhibit       4                          Not applicable
(3)     Exhibit       5.1                        Form of Investment Advisory
                                                 Agreement for Berger Small
                                                 Company Growth Fund
(7)     Exhibit       5.2                        Form of Investment Advisory
                                                 Agreement for Berger New
                                                 Generation Fund
*       Exhibit       5.3     EX-99.B5.3         Form of Investment Advisory
                                                 Agreement for Berger Balanced
                                                 Fund
*       Exhibit       6       EX-99.B6           Form of Distribution Agreement
                                                 between the Trust and Berger
                                                 Distributors, Inc.
        Exhibit       7                          Not applicable
(6)     Exhibit       8                          Form of Custody Agreement
*       Exhibit       9.1     EX-99.B9.1         New Account Application
(1)     Exhibit       9.2.1                      Form of Administrative
                                                 Services Agreement for Berger
                                                 Small Company Growth Fund
(7)     Exhibit       9.2.2                      Form of Administrative
                                                 Services Agreement for Berger
                                                 New Generation Fund
*       Exhibit       9.2.3   EX-99.B9.2.3       Form of Administrative
                                                 Services Agreement for Berger
                                                 Balanced Fund
(2)     Exhibit       9.3                        Form of Recordkeeping and
                                                 Pricing Agent Agreement
(2)     Exhibit       9.4                        Form of Agency Agreement
(4)     Exhibit       9.5.1                      Services Agreement between
                                                 Berger Associates, Inc.,
                                                 Charles Schwab & Co., Inc. and
                                                 Berger Investment Portfolio
                                                 Trust on behalf of Berger
                                                 Small Company Growth Fund,
                                                 effective February 1, 1994
(8)     Exhibit       9.5.2                      Services Agreement between
                                                 Berger Associates, Inc.,
                                                 Charles Schwab & Co., Inc. and
                                                 Berger Investment Portfolio
                                                 Trust on behalf of Berger New
                                                 Generation Fund
(3)     Exhibit       10                         Opinion and consent of Davis,
                                                 Graham & Stubbs LLP
(8)     Exhibit       11                         Consent of Price Waterhouse
                                                 LLP
        Exhibit       12                         Not applicable

(3)     Exhibit       13                         Investment Letter from Initial
                                                 Stockholder
(5)     Exhibit       14.1                       Form 5305-A Individual
                                                 Retirement Custodial Account
                                                 and Related Documents
(2)     Exhibit       14.2                       Investment Company Institute
                                                 Prototype Money Purchase
                                                 Pension and Profit Sharing
                                                 Plan Basic Document #01 and
                                                 Related Documents
(2)     Exhibit       14.3                       403(b)(7) Plan Custodial
                                                 Account Agreement and Related
                                                 Documents
(2)     Exhibit       15.1                       Rule 12b-1 Plan for Berger
                                                 Small Company Growth Fund
(7)     Exhibit       15.2                       Rule 12b-1 Plan for Berger New
                                                 Generation Fund
*       Exhibit       15.3    EX-99.B15.3        Rule 12b-1 Plan for Berger
                                                 Balanced Fund
(4)     Exhibit       16                         Schedule for Computation of
                                                 Performance Data
(8)     Exhibit       17.1                       Financial Data Schedule for
                                                 Berger Small Company Growth
                                                 Fund
(8)     Exhibit       17.2                       Financial Data Schedule for
                                                 Berger New Generation Fund
**      Exhibit       17.3                       Financial Data Schedule for
                                                 Berger Balanced Fund
        Exhibit       18                         Not Applicable

---------------------------

*       To be filed by amendment.
** Not required to be filed until financial statements for Fund are required.
(1) Previously filed on September 23, 1993, with Registrant's original Registration Statement on Form N-1A and incorporated herein by reference.
(2) Previously filed on November 30, 1993, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(3) Previously filed on December 28, 1993, with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(4) Previously filed on June 28, 1994, with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(5) Previously filed on April 27, 1995, with Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(6) Previously filed on November 27, 1995, with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(7) Previously filed on February 23, 1996, with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(8) Previously filed on October 30, 1996, with Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.